Finance Lease Liabilities (Details) - Schedule of Finance Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Finance Lease Liabilities Abstract
Current portion	$ 108,597	$ 398,136
Non-current portion	218,996	233,550
Finance lease liabilities	$ 327,593	$ 631,686